Borrowings	6 Months Ended
Sep. 30, 2023
Borrowings [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

Short-term borrowings consisted of the following:

	Maturity	Interest Rate	September 30, 2023	March 31, 2023

Syndicated Loans (1)	December 2023	TIBOR^(3M)+0.70%- TIBOR (1M)+1.20%	$54,539,800	$60,636,412
Total short-term borrowings			$54,539,800	$60,636,412

The terms of the various loan agreements related to short-term borrowings contain certain restrictive covenants which, among other things, require the Company to maintain current organization structure, specified ratios of debt to tangible net assets and debt service coverage, and positive net income. The terms also prohibit the Company from transferring part or all of its assets to third-party companies or receiving part of all of the assets from other third-party companies. Although the Company incurred a net loss in fiscal year ended March 31, 2023, the financial performance of the Company has improved during the six months ended September 30, 2023, and the Company did not receive any notices from banks, such as notices of terminating its ability to borrow under the relevant agreements and notices of accelerating its obligations to repay outstanding borrowings.

^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.

(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan for additional three months with a maturity date on December 29, 2023, and the interest rate was adjusted to TIBOR (1M)+1.20%. As of September 30, 2023, the total outstanding balance of this loan was approximately ¥8.15 billion (approximately $54.5 million). The syndicated loan is guaranteed by Mr. Kanayama.

Long-term borrowings consisted of the following:

	Maturity	Interest Rate	September 30, 2023	March 31, 2023

Toei Shinkin Bank (1)	December 2053	1.10%	$1,739,652	$1,981,520
Japan Finance Corporation (2)	December 2023 - April 2025	0.71% - 4.25%	1,338,400	1,665,007
BOT Lease Co., Ltd. (3)	March 2028	TIBOR (3M) + 6.0%	1,338,400	1,503,800
MUFG Bank (4)	August 2026	TIBOR (3M) + 0.8%	4,356,492	5,210,667
Tokyo Higashi Shinkin Bank	July 2026	2.0%	-	100,153
The Hongkong and Shanghai Banking Corporation Limited (5)	July 2024 – February 2033	2.750% - 3.375%	491,528	619,032
DFL-Shutoken Leasing (Hong Kong) Company Limited	March 2024 – October 2025	2.990%	335,124	518,731
Resona Merchant Bank Asia Limited (6)	No maturity date	1.2%	1,335,191	1,510,934
Total long-term borrowings			$10,934,787	$13,109,844

Current portion of long-term borrowings			$3,618,832	$2,783,445

Non-current portion of long-term borrowings			$7,315,955	$10,326,399

(1)	Guaranteed by Mr. Kanayama.

(2)	The Company extended one of the loans for another five months with maturity date on December 31, 2023.

(3)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).

(4)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of September 30, 2023 as collateral to safeguard the loan.

(5)	Guaranteed by Mr. Kanayama. One of the loans was fully repaid upon maturity in April 2023.

(6)	On September 27, 2022, TLS entered into a revolving credit facility agreement with Resona Merchant Bank Asia Limited for an aggregated credit line of ¥200 million, with no specific maturity date. As of September 30, 2023 and March 31, 2023, the Company borrowed an aggregated of ¥200 million under the agreement.

The future maturities of long-term borrowings as of September 30, 2023 were as follows:

12 months ending September 30,
2024	$3,618,832
2025	768,605
2026	686,451
2027	2,767,954
2028	1,437,632
Thereafter	1,655,313
Total long-term borrowings	$10,934,787

For the above mentioned short-term and long-term loans, the Company recorded interest expenses of $1,061,277 and $1,334,723 for the six months ended September 30, 2023 and 2022, respectively. The annual weighted average interest rates were 0.98% and 1.83% for the six months ended September 30, 2023 and 2022, respectively.